Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 5,012	$ 6,463
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization of property and equipment	3,292	3,265
Amortization of operating lease right-of-use assets	3,599	5,209
Amortization of intangible assets	325	269
Recovery of credit losses	(82)	(29)
Income from equity method investment	2	(33)
Loss (gain) on disposal of property and equipment	100	(184)
(Gain) loss from disposal of subsidiaries	(8)	92
Deferred income taxes	207	700
Changes in operating assets and liabilities:
Notes receivable	451	212
Accounts receivable	(10,073)	10,564
Prepayments and other current assets	(1,787)	(1,189)
Due from related parties	40
Other non-current assets	3,701	(12)
Accounts payable	(3,376)	(13,343)
Due to related parties	58	(183)
Salary and welfare payable	(2,286)	(856)
Accrued expenses and other current liabilities	(8,083)	2,573
Operating lease liabilities	(3,593)	(4,829)
Tax payables	920	1,118
Other non-current liabilities	(216)	(29)
Net cash (used in) provided by operating activities	(11,797)	9,778
Cash flows from investing activities:
Investment deposit refund	6,826
Investment deposit	(9,078)
Purchase of intangible assets	(9,055)	(185)
Purchase of property and equipment	(14,263)	(5,232)
Proceeds from disposal of property and equipment	954	786
Proceeds from disposal of subsidiaries	9,678	52
Dividend received from investment		115
Net cash used in investing activities	(14,938)	(4,464)
Cash flows from financing activities:
Proceeds from initial public offering		8,547
Proceeds from notes payable	19,000	8,659
Repayments of notes payable	(16,889)	(902)
Proceeds from short-term bank loans	26,882	27,709
Repayments of short-term bank loans	(26,882)	(39,255)
Proceeds from long-term bank loans	9,188
Due to related parties		(600)
Capital contribution from non-controlling shareholders	981	424
Payment of deferred issuance costs		(357)
Net cash provided by financing activities	12,280	4,225
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(135)	(1,232)
Net (decrease) increase in cash, cash equivalents and restricted cash	(14,590)	8,307
Cash, cash equivalents and restricted cash, beginning of period	29,292	23,368
Cash, cash equivalents and restricted cash, end of period	14,702	31,675
Supplemental cash flow information:
Cash paid for income tax	388	303
Cash paid for interest	841	982
Non-cash transaction in investing and financing activities:
Liabilities incurred (settled) for purchase of property and equipment	840	(1,241)
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,023	1,725
Reclassification of deferred issuance costs		81
Reconciliation to amount on consolidated balance sheets:
Cash and cash equivalents	11,176	29,082
Restricted cash	3,526	2,593
Total cash, cash equivalents and restricted cash	$ 14,702	$ 31,675